Document and Entity Information	Jun. 28, 2019
Risk/Return:
Registrant Name	Delaware Group Government Fund
Document Type	497
Document Period End Date	Jul. 31, 2018
Amendment Flag	false
Central Index Key	0000769220
Document Effective Date	Jun. 28, 2019
Document Creation Date	Jun. 28, 2019
Prospectus Date	Nov. 28, 2018
Entity Inv Company Type	N-1A
Delaware Strategic Income Fund | Class A
Risk/Return:
Trading Symbol	DEGGX
Delaware Strategic Income Fund | Class C
Risk/Return:
Trading Symbol	DUGCX
Delaware Strategic Income Fund | Class R
Risk/Return:
Trading Symbol	DUGRX
Delaware Strategic Income Fund | Institutional Class
Risk/Return:
Trading Symbol	DUGIX